ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,408	$ 2,360
Loans and notes payable	2,412	2,765
Derivative liabilities	104	356
Deferred revenue	384	367
Lease liabilities	177	37
Other liabilities	14	10
Total accounts payable and other liabilities	$ 5,499	$ 5,895